Note 17 - Segmented Information	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	Segmented Information

The Company conducts its business in the acquisition, exploration and development of mineral properties as two operating segments, with U.S. GoldMining being one distinct operating segment, and all other subsidiaries, or "Others" being the second operating segment. The Company operates in five principal geographical areas: Canada (country of domicile), Brazil, United States, Colombia and Peru.

The Company's total non-current assets, total liabilities and operating loss by geographical location are detailed below:

	Total non-current assets
	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Canada	156,661	54,308
Colombia	31,308	31,414
Brazil	12,665	11,936
Peru	7,452	7,470
United States	2,291	2,517
Total	210,377	107,645

	Total operating loss
	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Canada	11,880	14,288
United States	8,383	7,506
Brazil	3,997	1,961
Colombia	1,637	1,483
Peru	387	338
Total	26,284	25,576

The Company's total assets, liabilities, operating loss and net loss for its two operating segments, U.S. GoldMining and others are detailed below:

	Total assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2025	2024	2025	2024
	($)	($)	($)	($)
U.S. GoldMining(1)	12,891	8,707	1,284	1,319
Others(2)	225,070	112,254	7,078	4,481
Total	237,961	120,961	8,362	5,800

(1) Consists of U.S. GoldMining Inc. and its wholly owned subsidiary US GoldMining Canada Inc.

(2) Others consists of GoldMining Inc. and all of its subsidiaries, excluding U.S. GoldMining Inc. and US GoldMining Canada.

	For the year ended November 30, 2025			For the year ended November 30, 2024
	U.S. GoldMining(1)	Others(2)	Total	U.S. GoldMining(1)	Others(2)	Total
	($)	($)	($)	($)	($)	($)
Operating expenses (income)
Consulting fees	88	461	549	12	404	416
Depreciation	253	93	346	219	112	331
Directors' fees, employee salaries and benefits	603	2,174	2,777	462	1,935	2,397
Exploration expenses	4,143	4,491	8,634	8,009	2,453	10,462
General and administrative	2,885	5,025	7,910	1,989	6,326	8,315
Professional fees	695	2,010	2,705	989	1,026	2,015
Share-based compensation	756	2,210	2,966	269	2,029	2,298
Share of loss on associate	-	346	346	-	1,458	1,458
Share of loss on investment in joint venture	-	51	51	-	70	70
Impairment of exploration and evaluation assets	-	-	-	-	74	74
Recovery on the receipt of mineral property option payments	-	-	-	-	(2,260)	(2,260)
	9,423	16,861	26,284	11,949	13,627	25,576
Operating loss	(9,423)	(16,861)	(26,284)	(11,949)	(13,627)	(25,576)

Other items
Interest income	191	123	314	598	112	710
Flow-through recovery	-	101	101	-	-	-
Other expenses	(35)	(49)	(84)	(37)	(53)	(90)
Gain on share sales of investment in associate	-	149	149	-	-	-
Gain on remeasurement of investment in NevGold	-	337	337	-	-	-
Net foreign exchange gain (loss)	(8)	60	52	(4)	(287)	(291)
Net loss for the year before taxes	(9,275)	(16,140)	(25,415)	(11,392)	(13,855)	(25,247)
Current income tax recovery (expense)	(5)	244	239	(7)	(1,925)	(1,932)
Deferred income tax recovery (expense)	-	9,844	9,844	-	(168)	(168)
Net loss for the year	(9,280)	(6,052)	(15,332)	(11,399)	(15,948)	(27,347)

(1) Consists of U.S. GoldMining Inc. and its wholly owned subsidiary US GoldMining Canada Inc.

(2) Others consists of GoldMining Inc. and all of its subsidiaries, excluding U.S. GoldMining Inc. and US GoldMining Canada.